Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	17.75%	20.98%	(5.55%)	9.96%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	12.34%	16.02%	(0.90%)	4.82%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	14.73%	17.97%	(10.03%)